Corporate information	12 Months Ended
Dec. 31, 2025
Corporate Information [Abstract]
Corporate Information	Corporate information
Telix Pharmaceuticals Limited ("Telix" or "the Company") is a for-profit company incorporated and domiciled in Australia.
It is limited by shares that are publicly traded on the Australian Securities Exchange (ASX: TLX) and on the Nasdaq Global
Select Market (NASDAQ: TLX). These consolidated financial statements comprise the results of Telix and its subsidiaries
(together referred to as "the Group"). The consolidated financial statements were authorized for issue in accordance with a resolution of the Directors on February 20, 2026.